Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Schedule of Detailed Information About Trade Receivables

	2019	2018
Trade receivables	1,793,759	1,820,823
Provision for doubtful accounts	(107,995)	(129,242)

	1,685,764	1,691,581

Schedule of Trade Receivables by Exposure to Doubtful Accounts
The following table shows trade receivables by exposure to doubtful accounts on December 31, 2019 and 2018:

	2019		2018
	Trade receivables	Provision for doubtful accounts	Trade receivables	Provision for doubtful accounts
Current	1,501,958	(38,060)	1,491,773	(13.035)
Past due:
Up to 30 days	142,069	(14,311)	139,680	(15.305)
31 to 60 days	36,466	(6,663)	45,981	(12.798)
61 to 90 days	27,789	(6,333)	34,207	(13.248)
91 to 180 days	85,477	(42,628)	109,182	(74.856)

	1,793,759	(107,995)	1,820,823	(129.242)

Trade receivables [member]
Statement [Line Items]
Schedule of Carrying Amount of Each Aging Range
Maximum exposure to credit risk at the reporting date is the carrying amount of each aging range, net of the provision for doubtful accounts, as shown in the aging list below:

	2019	2018
Current	1,501,958	1,491,773
Past due:
Up to 30 days	142,069	139,680
31 to 60 days	36,466	45,981
61 to 90 days	27,789	34,207
91 to 180 days	85,477	109,182
Provision for doubtful accounts	(107,995)	(129,242)

	1,685,764	1,691,581

Schedule of Allowance For Credit Losses
The changes in the provision for doubtful accounts for the period ended December 31, 2019 are as follows:

Balance at December 31, 2017	(117,553)

Additions	(237,884)
Write-offs (a)	228,495
Exchange variation	(2,300)

Balance at December 31, 2018	(129,242)

Additions	(209,515)
Write-offs (a)	232,034
Exchange variation	(1,272)

Balance at December 31, 2019	(107,995)

(a)    Refers to accounts overdue for more than 180 days which are written off when the Company has no expectation of recovering the trade receivable and sales of customer portfolio.